Interests in joint operations (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of joint operations [abstract]
Schedule of joint operations	The table below summarises the assets and liabilities after remeasurement to fair value, which were held by the Group through its interest in the Kroondal joint operation, and deemed to be disposed of, at the effective date of the acquisition:

Figures in million – SA rand	Notes	2023
Property, plant and equipment	14	1,027
Right-of-use asset	15	2
Environmental rehabilitation obligation funds	21	260
Other receivables		255
Inventories		97
Trade and other receivables		1,731
Cash and cash equivalents		489
Environmental rehabilitation obligation and other provisions	30.1	(818)
Deferred tax liabilities	11.3	(142)
Other payables		(23)
Cash-settled share-based payment obligations	6.6	(15)
Trade and other payables		(509)
Total fair value of previously held interest		2,354